Carrying Value of Equity Investment in Far South East (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Opening balance	$ 237.5	[1]
Share of losses recognized for the year	(4.4)		(18.4)		(63.1)
Closing balance	250.5	[1]	237.5	[1]
Far South East Project [Member]
Schedule of Equity Method Investments [Line Items]
Opening balance	230.0		230.0
Accumulated equity contribution	72.1		68.5
Share of accumulated losses brought forward	(68.5)		(50.1)
Share of losses recognized for the year	(3.6)		(18.4)
Closing balance	$ 230.0		$ 230.0

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013 Far South East Exploration 40.0 40.0 * * Rusoro Mining Limited Gold mining 26.4 26.4 1.8 3.3 Bezant Resources Plc 1 Exploration 21.6 21.6 1.3 5.1 Hummingbird Resources Plc 2 Exploration 25.1 - 10.9 - * - Not readily determinable. (1) During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time. (2) Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).